Shareholders' Equity - Schedule of Changes in Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	$ 3,425,665	$ 3,366,142	$ 2,947,720
Tax effect	1,936	4,548	(17,259)
Other comprehensive income (loss)	179,063	(33,992)	39,331
Balance, end of period	2,354,931	3,425,665	3,366,142
Foreign Currency Translation
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	154,796	204,186	158,131
Change during period	182,791	(49,881)	60,079
Reclassified to operations	0	118	0
Tax effect	559	373	(14,024)
Other comprehensive income (loss)	183,350	(49,390)	46,055
Balance, end of period	338,146	154,796	204,186
Cash Flow Hedges
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	2,905	387	971
Change during period	(6,610)	8,351	(594)
Reclassified to operations	1,744	(5,218)	(244)
Tax effect	1,312	(615)	254
Other comprehensive income (loss)	(3,554)	2,518	(584)
Balance, end of period	(649)	2,905	387
Hedge of Net Investment
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	(4,578)	(4,563)	(4,499)
Change during period	0	0	0
Reclassified to operations	0	0	0
Tax effect	0	(15)	(64)
Other comprehensive income (loss)	0	(15)	(64)
Balance, end of period	(4,578)	(4,578)	(4,563)
Available for Sale Securities
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	12,209	(1,286)	5,019
Change during period	(678)	8,772	(3,046)
Reclassified to operations	0	0	0
Tax effect	57	4,723	(3,259)
Other comprehensive income (loss)	(621)	13,495	(6,305)
Balance, end of period	11,588	12,209	(1,286)
Defined Benefit Plans
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	(4,727)	(4,127)	(4,356)
Change during period	(120)	(682)	395
Reclassified to operations	0	0	0
Tax effect	8	82	(166)
Other comprehensive income (loss)	(112)	(600)	229
Balance, end of period	(4,839)	(4,727)	(4,127)
Share of OCI of Associate
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	(748)	(748)	(748)
Change during period	0	0	0
Reclassified to operations	0	0	0
Tax effect	0	0	0
Other comprehensive income (loss)	0	0	0
Balance, end of period	(748)	(748)	(748)
Less: OCI attributable to non-controlling interest
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	786	989	685
Change during period	463	(203)	304
Reclassified to operations	0	0	0
Tax effect	0	0	0
Other comprehensive income (loss)	463	(203)	304
Balance, end of period	1,249	786	989
Total AOCI attributable to IGT PLC
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	160,643	194,838	155,203
Change during period	175,846	(33,643)	57,138
Reclassified to operations	1,744	(5,100)	(244)
Tax effect	1,936	4,548	(17,259)
Other comprehensive income (loss)	179,526	(34,195)	39,635
Balance, end of period	$ 340,169	$ 160,643	$ 194,838